Segment information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment information
22. Segment information:

The financial information for the Company’s business segments evaluated by the Chief Operating Decision Maker ("CODM") includes the results of CWI as if they were consolidated, which is consistent with the way the Company manages its business segments. As CWI is accounted for under the equity method of accounting, an adjustment is reflected in the tables below to reconcile the segment measures to the Company’s consolidated measures.

Automotive Business Segment

The Westport Fuel Systems Automotive segment designs, manufactures and sells CNG and LPG components and systems for passenger cars, light-duty trucks and medium-duty vehicles including OEM, delayed OEM (“DOEM”) and Aftermarket segments. The portfolio of products includes pressure regulators, injectors, electronic control units, valves and filters, in addition to complete bi-fuel, mono-fuel and dual-fuel LPG and CNG conversion kits.

The Company serves more than 70 countries with a strong customer base in Europe, the Americas, Asia, and a growing presence in Africa. Products are either sold directly to the OEM or through a local distributor under 11 well-recognized and well-established brands. The Company supplies a large number of global OEMs including Volkswagen, Tata, GAZ, FCA, General Motors, Ford, Maruti Suzuki, Honda, Volvo Car, Hyundai, and Kia as well as Aftermarket distributors and customers.

The Automotive segment also designs, manufactures, and sells a wide range of CNG compressors and refueling systems, from BRC FuelMaker home appliance for individuals or small fleets, to complete refueling stations branded CUBOGAS.

With effect from the first quarter of 2017, the high pressure components and electronics product lines, formerly classified under the Industrial Business segment, were consolidated into the Automotive business and the comparative balances were reclassified accordingly.

Industrial Business Segment

On April 28, 2017, the Company reached an agreement to sell its APU business and on May 30, 2017, the Company sold additional assets of the Industrial business. The Industrial Business segment is no longer considered an operating segment and is reclassified to discontinued operations in the first quarter of 2017 (see note 6).

Corporate and Technology Investments Segment

The Corporate and Technology Investments segment is responsible for current and advanced research and development programs, corporate oversight, and general administrative duties. Examples of our leading technologies include fully integrated combustion solutions, fuel injectors, and fuel storage and delivery solutions including cryogenics. The corporate oversight and general administrative functions for the Company are grouped under this unit.

Westport’s HPDI technology, Westport™ HPDI 2.0, will provide global vehicle and engine OEMs with a vertically integrated natural gas solution with attractive price, performance, and fuel economy. Developed to OEM quality standards, Westport™ HPDI 2.0 system components are primarily manufactured in partner facilities, offer ready integration into OEM operations globally. A key component of the Westport™ HPDI 2.0 system is a brand new family of high pressure fuel injectors, co-developed with Delphi, designed to provide better cost, smaller size and improved packaging compared to prior generation Westport™ HPDI injector designs. Westport and Delphi have entered into a joint development agreement which will combine our intellectual property and engineering strengths to co-develop and manufacture high-pressure natural gas fuel injectors designed for multiple engine OEMs. The family of injectors are developed with core components of Westport's HPDI 2.0 fuel system.

22. Segment information (continued):

Corporate and Technology Investments Segment (continued)

Westport’s proprietary High Efficiency Spark ignited ("HESI") technology is designed to provide vehicle and engine OEMs with a natural gas solution that exceeds the power and torque of the diesel engine upon which it is based. This allows for engine downsizing resulting in a smaller, lighter, more powerful, more fuel efficient and lower emissions package. Using 100% dedicated natural gas as fuel, this technology optimizes the combustion system and thermal management of the engine by taking full advantage of the ultra-high octane performance fuel properties of natural gas. Developed to meet the highest level of OEM quality standards, Westport's new combustion system and components have been undergoing testing and are being further developed to offer ready integration into OEM applications globally.

Cummins Westport Inc. Joint Venture

CWI, our 50:50 joint venture with Cummins, serves the medium and heavy-duty on highway engine markets. CWI engines are offered by many OEMs for use in transit, school and shuttle buses, conventional trucks and tractors, and refuse collection trucks, as well as specialty vehicles such as short-haul port drayage trucks and street sweepers.

Weichai Westport Inc. Joint Venture

WWI is a joint venture between Westport, Weichai Holding Group Co. Ltd. ("Weichai") and Hong Kong Peterson (CNG) Equipment Ltd. focusing on the Chinese market. In April 2016, the Company sold a portion of its economic interest in WWI and the Company discontinued reporting of WWI results on an equity basis. As the Company no longer has significant influence in the joint venture, the Company does not consider WWI a business segment subsequent to the first quarter of 2016.

The accounting policies for the reportable segments are consistent with those described in note 3. The CODM evaluates segment performance based on the net operating income (loss), which is before income taxes and does not include depreciation and amortization, impairment charges, restructuring charges, foreign exchange gains and losses, bank charges, interest and other expenses, interest and other income, gain on sale of long-term investments and bargain purchase gain.
Financial information by business segment as follows:

	Years ended December 31,
	2017	2016	2015
Revenue:
Automotive	$239,393	$172,232	$100,108
Corporate and Technology Investments	7,670	5,162	3,196
CWI	317,297	276,465	331,882
WWI	—	29,931	185,967
Total segment revenues	564,360	483,790	621,153
Less: equity investees' revenue	(317,297)	(306,396)	(517,849)
Consolidated revenue from continuing operations	$247,063	$177,394	$103,304
Consolidated revenue from discontinuing operations	$29,038	$47,501	$—

22. Segment information (continued):

	Years ended December 31,
	2017	2016	2015
Operating income (loss):
Automotive	$(808)	$(18,136)	$(21,855)
Corporate and Technology Investments	(60,332)	(76,118)	(77,283)
Restructuring	(1,682)	(19,000)	—
Foreign exchange gain (loss)	(562)	(6,565)	11,601
Impairment of long lived assets, net	(1,550)	(4,843)	(22,722)
CWI	57,276	29,782	51,011
WWI	—	718	3,784
Total segment operating loss	(7,658)	(94,162)	(55,464)
Less: equity investees’ operating income	(57,276)	(30,500)	(54,795)
Consolidated loss from continuing operations	$(64,934)	$(124,662)	$(110,259)
Consolidated income (loss) from discontinued operations	$(845)	$2,789	$—

	Years ended December 31,
	2017	2016	2015

Total additions to long-lived assets, excluding business combinations:
Automotive	$3,388	$3,364	$1,350
Corporate and Technology Investments	21,900	5,290	3,495
	$25,288	$8,654	$4,845
It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions.  Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total product revenue and service and other revenue
	Years ended December 31,
	2017	2016	2015
Europe	60%	63%	48%
Americas	20%	23%	40%
Asia	12%	12%	12%
Others	8%	2%	—%

As at December 31, 2017, total goodwill of $3,324 (December 31, 2016 - $2,923) was allocated to the Automotive segment.

As at December 31, 2017, total long-term investments of $8,756 (December 31, 2016 - $12,996) was allocated to the Corporate and Technology Investments segment and $546 (December 31, 2016 - $426) to the Automotive segment.

22. Segment information (continued):

Total assets are allocated as follows:

	Total assets by operating segment
	Years ended December 31
	2017	2016
Automotive	$257,374	$270,594
Industrial	—	—
Corporate and Technology Investments and unallocated assets	50,084	23,768
CWI	131,986	147,245
	$439,444	$441,607
Add: assets held for sale	6,164	37,098
Less: equity investees’ total assets	(131,986)	(147,245)
Total consolidated assets	$313,622	$331,460
The Company’s long-lived assets consist of property, plant and equipment (fixed assets), intangible assets and goodwill.

Long-lived assets information by geographic area:

December 31, 2017	Fixed assets	Intangible assets and goodwill	Total
Italy	$25,221	$19,476	$44,697
Canada	39,732	317	40,049
United States	1,587	—	1,587
Rest of Europe	2,860	4,474	7,334
Asia Pacific	2,211	—	2,211
	71,611	24,267	95,878
Less: equity investees' long lived assets	(1,245)	—	(1,245)
Total consolidated long-lived assets	$70,366	$24,267	$94,633

December 31, 2016 (Adjusted, note 6)	Fixed assets	Intangible assets and goodwill	Total
Italy	$26,713	$19,942	$46,655
Canada	19,429	351	19,780
United States	3,699	—	3,699
Rest of Europe	2,712	4,462	7,174
Asia Pacific	3,097	—	3,097
	55,650	24,755	80,405
Less: equity investees' long lived assets	(1,074)	—	(1,074)
Total consolidated long-lived assets	$54,576	$24,755	$79,331